UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2011 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 February 15th, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: $136,024



List of Other Included Managers: N/A


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America CNV PFD L      7.25%CNV PFD L   060505682         2911     3703              SOLE                  3703
Sony Corporation ADR           ADR NEW          835699307         1034     57322             SOLE                  57322
New York Times cl A            CL A             650111107         4730     611869            SOLE                  611869
3M Company                     COM              88579Y101         3182     38938             SOLE                  38938
Affirmative Insurance          COM              008272106         5        10000             SOLE                  10000
American Express Co.           COM              025816109         7644     162054            SOLE                  162054
Bank of America Corp           COM              060505104         445      80000             SOLE                  80000
Boeing Company                 COM              097023105         7000     95431             SOLE                  95431
Boston Scientific Corp         COM              101137107         4485     839860            SOLE                  839860
Chesapeake Energy Corp         COM              165167107         4450     199659            SOLE                  199659
Cisco Systems Inc.             COM              17275R102         6559     362777            SOLE                  362777
ConocoPhillips                 COM              20825C104         838      11500             SOLE                  11500
Corning Inc.                   COM              219350105         5438     418972            SOLE                  418972
Dow Chemical Company           COM              260543103         5095     177153            SOLE                  177153
Eli Lilly & Co.                COM              532457108         6205     149305            SOLE                  149305
Hewlett-Packard Co             COM              428236103         3544     137578            SOLE                  137578
Legg Mason Inc.                COM              524901105         4040     167998            SOLE                  167998
Live Nation, Inc.              COM              538034109         3245     390487            SOLE                  390487
Maui Land & Pineapple Co.      COM              577345101         5603     1343747           SOLE                  1343747
MBIA Inc                       COM              55262C100         1446     124760            SOLE                  124760
Micron Technology Inc          COM              595112103         4579     727994            SOLE                  727994
Newfield Exploration Co.       COM              651290108         398      10550             SOLE                  10550
Paccar Inc.                    COM              693718108         6223     166083            SOLE                  166083
Pfizer Inc.                    COM              717081103         4458     206012            SOLE                  206012
Prudential Financial Inc       COM              744320102         251      5000              SOLE                  5000
QEP Resources, Inc.            COM              74733V100         2212     75495             SOLE                  75495
Qualcomm Inc.                  COM              747525103         1069     19551             SOLE                  19551
Questar Corporation            COM              748356102         1681     84651             SOLE                  84651
Rowan Companies Inc.           COM              779382100         3460     114076            SOLE                  114076
StanCorp Financial Group       COM              852891100         257      7000              SOLE                  7000
Teco Energy Inc.               COM              872375100         4638     242331            SOLE                  242331
Tejon Ranch Co.                COM              879080109         466      19020             SOLE                  19020
Williams Companies             COM              969457100         7402     224174            SOLE                  224174
Zimmer Holdings Inc            COM              98956P102         3653     68385             SOLE                  68385
Calpine Corp.                  COM NEW          131347304         7544     461975            SOLE                  461975
Sprint Nextel Corp.            COM SER 1        852061100         2593     1108281           SOLE                  1108281
Mesabi Trust                   CTF BEN INT      590672101         3566     142059            SOLE                  142059
Albany International           FRNT 2.250% 3/1  012348AC2         9        10000             SOLE                  10000
MF Global 1.875% 02/01/2016    NOTE 1.875% 2/0  55277JAA6         720      2400000           SOLE                  2400000
WellsFargo Pfd Series L        PERP PFD CNV A   949746804         695      658               SOLE                  658
BP PLC ADS                     SPONSORED ADR    055622104         1592     37250             SOLE                  37250
POSCO ADS                      SPONSORED ADR    693483109         657      8000              SOLE                  8000
